INCOME AND SOCIAL CONTRIBUTION TAXES - Projections (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
DEFERRED TAXES AND TAXES RECOVERABLE
Total	R$ 3,857,462	R$ 3,241,495	R$ 3,452,628
2024
DEFERRED TAXES AND TAXES RECOVERABLE
Total	(3,001,336)
2025
DEFERRED TAXES AND TAXES RECOVERABLE
Total	(785,851)
2026
DEFERRED TAXES AND TAXES RECOVERABLE
Total	(747,577)
2027
DEFERRED TAXES AND TAXES RECOVERABLE
Total	(118,077)
2028
DEFERRED TAXES AND TAXES RECOVERABLE
Total	153,879
2029 onwards
DEFERRED TAXES AND TAXES RECOVERABLE
Total	R$ 8,356,424